Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 61,328	$ 76,697	$ 12,628
Accounts receivable, net	3,423	850	500
Prepaid expenses and other current assets	2,913	3,234	3,474
Inventory, net	2,052	1,734	1,786
Deferred financing costs	597	754	250
Total current assets	70,313	83,269	18,638
PROPERTY AND EQUIPMENT — at cost less accumulated depreciation	2,511	1,653	982
INTANGIBLE ASSET, net		24,490	0
TOTAL ASSETS	96,835	109,412	19,620
CURRENT LIABILITIES:
Accounts payable	4,729	5,021	1,735
Accrued expenses	1,709	954	934
Accrued milestone payments	0	2,000	0
Outsourced services payable	827	1,466	603
Note payable	4,472	1,023	1,667
Capital lease obligations	253	11	10
Total current liabilities	11,990	10,475	4,949
NON-CURRENT LIABILITIES:
Derivative warrant liability	13,592	16,098	16,381
Note payable, net of discount — less current portion	29,808	33,065	3,194
Other non-current liabilities	$ 873	$ 255	$ 21
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ (DEFICIT) EQUITY:
Common stock, $.01 par value — 100,000,000 shares authorized, 44,320,342 shares issued and outstanding at December 31, 2014 and 31,610,991 shares issued and outstanding at December 31, 2013	$ 444	$ 443	$ 316
Additional paid-in capital	294,054	292,851	240,135
Accumulated deficit	(323,048)	(313,255)	(277,345)
Accumulated other comprehensive loss	(1,170)	(812)	(488)
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	40,572	49,519	(4,925)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$ 96,835	$ 109,412	$ 19,620
Preferred Stock
STOCKHOLDERS’ (DEFICIT) EQUITY:
Preferred stock
Series A convertible preferred stock
STOCKHOLDERS’ (DEFICIT) EQUITY:
Preferred stock	$ 19,227	$ 19,227	$ 32,045
Series B convertible Preferred Stock
STOCKHOLDERS’ (DEFICIT) EQUITY:
Preferred stock	49,568	49,568	0
Common Stock
STOCKHOLDERS’ (DEFICIT) EQUITY:
Common stock warrants	$ 1,497	$ 1,497	$ 412